                          o BT INSURANCE FUNDS TRUST o





--------------------------------------------------------------------------------

                             EQUITY 500 INDEX FUND

--------------------------------------------------------------------------------





                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                   JUNE o 1999

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Table of Contents
--------------------------------------------------------------------------------


      LETTER TO SHAREHOLDERS ........................    3
      EQUITY 500 INDEX FUND
        Schedule of Investments .....................    5
        Statement of Assets and Liabilities .........   10
        Statement of Operations .....................   11
        Statements of Changes in Net Assets .........   12
        Financial Highlights ........................   13
        Notes to Financial Statements ...............   14

                              ------------------
           The Fund is not insured by the FDIC or any other government agency and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                              ------------------

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Letter to Shareholders
--------------------------------------------------------------------------------


MARKET ACTIVITY
AS THE GLOBAL ECONOMY STARTED TO IMPROVE, THE DOMESTIC STOCK MARKET CONTINUED A VOLATILE, BUT RECORD-BREAKING RUN. The S&P 500 Index advanced during the first six months of 1999, closing above the 1,300 mark late in the first quarter. The Dow Jones Industrial Average rose to new highs, passing the 10,000 milestone and then the 11,000 level within the first half of the year.


LARGE CAP GROWTH STOCKS OUTPERFORMED LARGE CAP VALUE STOCKS DURING THE FIRST QUARTER OF 1999. Sell-offs in large cap technology stocks raised concerns early in the quarter, but expectations of stronger earnings and profits lead to the sector's continued strength, as it was the top performer through March.


DURING THE SECOND QUARTER, LARGE CAP VALUE STOCKS OUTPERFORMED THEIR GROWTH BRETHREN FOR THE FIRST TIME IN NEARLY 1 1/2 YEARS. Stronger performance in value stocks can be attributed, in part, to stronger performance in energy-related stocks, rebounding with higher oil prices. Additionally, positive corporate earnings surprises and a rotation into cyclicals led to stronger returns in sectors that have long been out of favor. While technology stocks pushed large cap growth stocks back on top for the month of June, the value sectors' strength for the second quarter was enough to give them the lead for the semi-annual period as a whole. As investor sentiment shifted, small and mid capitalization stocks also got a boost in the second quarter, outperforming large cap stocks for the first time in seven quarters.


TECHNOLOGY WAS STILL THE SEMI-ANNUAL PERIOD'S TOP PERFORMING SECTOR, JOINED BY MORE VALUE-ORIENTED SECTORS, INCLUDING BASIC MATERIALS AND ENERGY. The weakest performing sectors included utilities, health care, and consumer staples. There were 19 changes to the S&P 500 Index during the first six months of 1999. Comparatively, this represents fewer additions and deletions than a year ago, primarily due to less merger and acquisition activity during this semi-annual period.

INVESTMENT REVIEW

--------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL
                               CUMULATIVE TOTAL RETURNS           TOTAL RETURNS
PERIODS ENDED                Past 6       Past       Since        Past       Since
JUNE 30, 1999                months      1 year    inception     1 year    inception
--------------------------------------------------------------------------------------
  BT Equity 500 Index
     Fund* (inception
     10/1/97)                 11.94%      22.04%      46.82%      22.04%     24.61%
--------------------------------------------------------------------------------------
  S&P 500 Index**             12.39%      22.77%      47.25%      22.77%     24.75%
--------------------------------------------------------------------------------------

MANAGER OUTLOOK
A fundamental reassessment of the global economic outlook was the big story for the financial markets during the first half of 1999. The nightmare scenarios of Armageddon, deflation and financial meltdown that prevailed late last year were replaced by signs of improving growth -- particularly in Asia.


Within the U.S., the improvement globally has not been uniformly good news for financial markets. Indeed, with U.S. growth showing no signs of slowing and labor markets still extremely tight, the pick-up in the rest of the world raises the risks of inflation pressures here at home. To guard against those risks, the Federal Reserve Board raised the targeted fed funds rate by 0.25% to 5% at their meeting on June 30th. Although the Fed declared a bias toward a neutral stance, we expect continued strong growth and some pick-up in inflation to prompt a modest degree of additional Fed tightening and some further backup in Treasury yields going forward. This backdrop might temper the equity markets' enthusiasm a bit, but a serious correction is, in our opinion, unlikely unless the economy really overheats, provoking aggressive Fed tightening and imperiling the economic expansion the U.S. has enjoyed for more than eight years.


Of course, it is important to note that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.


BANKERS TRUST COMPANY
June 30, 1999

----------
 * Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 ** The S&P 500 is an index of common stocks in industry, transportation, and financial and public utility companies. This index is unmanaged, and investments cannot be made in an index.

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Letter to Shareholders (concluded)
--------------------------------------------------------------------------------

Diversification of Portfolio Investments
By Sector as of June 30, 1999 (Unaudited)

(A pie chart appears here with the following plot points.)

Transportation                       0.94%
Chemicals                            2.39%
Energy                               5.66%
Capital Goods                        6.34%
Consumer Durables                    6.72%
Retail Trade                         6.66%
Business Equipment & Services        8.38%
Utilities                           11.25%
Forest Products                      0.92%
Metals                               0.59%
Consumer Non-Durables               22.21%
Finance & Building                  17.34%
Health Care                         10.60%
--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

(A line graph appears here with the following plot points.)


                                   10/97          12/97          6/98        12/98       6/99
Equity 500 Index Fund - $14,682    10,000         10,190        12,030      13,116      14,682
S&P 500 Index - $14,725            10,000         10,189        11,993      13,102      14,725

Past performance is not indicative of future performance. The S&P 500 Index is unmanaged and investments may not be made in an Index.


Comparison of Change in Value of a $10,000 Investment in the Equity 500 Index Fund and the S&P 500 Index from October 1, 1997, through June 30, 1999.

--------------------------------------------------------------------------------
                                 Average Annual
                                 Total Returns
                             for the Periods Ended
                                 June 30, 1999

                    Six months               Since 10/1/97*
                       11.94%                      24.61%

*The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Schedule of Investments JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

    Shares                         Description                            Value
-------------   ------------------------------------------------   ------------------
                COMMON STOCKS -- 94.94%
     4,300      3Com Corp. (a) .................................   $ 114,756
    16,800      Abbott Laboratories ............................     764,400
         2      Abercrombie & Fitch Co. - Class A (a) ..........          96
       600      Adobe Systems, Inc. ............................      49,294
       300      Adolph Coors Co. - Class B .....................      14,850
     1,400      Advanced Micro Devices, Inc. (a) ...............      25,288
     2,300      AES Corp. (a) ..................................     133,688
     1,700      Aetna, Inc. ....................................     152,044
     2,700      Aflac, Inc. ....................................     129,263
     2,800      Air Products & Chemicals, Inc. .................     112,700
     1,200      Alberto-Culver Co. .............................      31,950
     5,142      Albertsons, Inc. ...............................     265,134
     2,600      Alcan Aluminum Ltd. ADR ........................      83,038
     1,600      Allegheny Teledyne, Inc. .......................      36,200
       800      Allergan, Inc. .................................      88,800
     6,100      AlliedSignal, Inc. .............................     384,300
     9,600      Allstate Corp. .................................     344,400
     3,200      ALLTEL Corp. ...................................     228,800
     3,900      Alcoa, Inc. ....................................     241,313
     1,300      ALZA Corp. (a) .................................      66,138
     1,200      Amerada Hess Corp. .............................      71,400
     1,200      Ameran Corp. ...................................      46,050
    12,100      America Online, Inc. (a) .......................   1,337,050
     1,800      American Electric Power Co. ....................      67,613
     5,000      American Express Co. ...........................     650,625
     2,700      American General Corp. .........................     203,513
       900      American Greetings Corp. - Class A .............      27,113
    14,500      American Home Products Corp. ...................     833,750
    13,619      American International Group, Inc. .............   1,594,274
    12,100      Ameritech Corp. ................................     889,350
     5,900      Amgen, Inc. (a) ................................     359,163
     1,800      AMR Corp. (a) ..................................     122,850
     1,500      AmSouth Bancorp ................................      34,781
     1,100      Anadarko Petroleum Co. .........................      40,494
       800      Andrew Corp. (a) ...............................      15,150
     5,500      Anheuser-Busch Cos., Inc. ......................     390,156
     2,600      Aon Corp. ......................................     107,250
     1,400      Apache Corp. ...................................      54,600
     1,500      Apple Computer, Inc. (a) .......................      69,469
     4,200      Applied Materials, Inc. (a) ....................     310,275
     5,595      Archer-Daniels-Midland Co. .....................      86,373
       400      Armstrong World Industries, Inc. ...............      23,125
       300      ASARCO, Inc. ...................................       5,644
       700      Ashland, Inc. ..................................      28,088
     8,394      Associates First Cap Corp. .....................     371,959
    35,039      AT&T Corp. .....................................   1,955,614
     3,800      Atlantic Richfield Co. .........................     317,538
       500      Autodesk, Inc. .................................      14,781
     7,200      Automatic Data Processing, Inc. ................     316,800
     1,300      AutoZone, Inc. (a) .............................      39,163
     1,300      Avery Dennison Corp. ...........................      78,488
     3,100      Avon Products, Inc. ............................     172,050
     3,940      Baker Hughes, Inc. .............................     131,990

    Shares                         Description                            Value
-------------   ------------------------------------------------   ------------------
       200      Ball Corp. .....................................   $   8,450
    12,900      Banc One Corp. .................................     768,356
     8,100      Bank of New York Co., Inc. .....................     297,169
    19,171      Bank of America Corp. ..........................   1,405,474
     3,600      BankBoston Corp. ...............................     184,050
       500      Bard (C. R.), Inc. .............................      23,906
     5,000      Barrick Gold Corp. .............................      96,875
       800      Bausch & Lomb ..................................      61,200
     3,000      Baxter International, Inc. .....................     181,875
     3,000      BB&T Corp. .....................................     110,063
     1,340      Bear Stearns Cos., Inc. ........................      62,645
     2,800      Becton, Dickinson & Co. ........................      84,000
    17,700      Bell Atlantic Corp. ............................   1,157,138
    21,600      BellSouth Corp. ................................   1,012,500
       500      Bemis Co., Inc. ................................      19,875
     1,900      Best Buy Co., Inc. .............................     128,250
     3,500      Bestfoods ......................................     173,250
     1,100      Bethlehem Steel Corp. (a) ......................       8,456
     1,500      Biomet, Inc. ...................................      59,625
     1,000      Black & Decker Corp. ...........................      63,125
       900      Block (H&R), Inc. ..............................      45,000
     2,700      BMC Software, Inc. .............................     145,800
    10,200      Boeing Co. .....................................     450,713
       500      Boise Cascade Corp. ............................      21,437
     4,600      Boston Scientific Corp. (a) ....................     202,113
         1      BP Amoco Plc. ..................................         109
    22,000      Bristol-Myers Squibb Co. .......................   1,549,625
       700      Brown-Forman Corp. .............................      45,631
     1,800      Browning Ferris Industries, Inc. ...............      77,400
     1,000      Brunswick Corp. ................................      27,875
     5,500      Burlington Northern Santa Fe Corp. .............     170,500
     1,900      Burlington Resources, Inc. .....................      82,175
     2,300      Cabletron Systems, Inc. (a) ....................      29,900
     5,300      Campbell Soup Co. ..............................     245,788
     2,200      Capital One Financial Corp. ....................     122,513
     3,300      Cardinal Health, Inc. ..........................     211,613
     6,900      Carnival Corp. .................................     334,650
     1,400      Carolina Power & Light Co. .....................      59,938
       900      Case Corp. .....................................      43,313
     4,200      Caterpillar, Inc. ..............................     252,000
     7,700      CBS Corp. (a) ..................................     334,469
     9,080      Cendant Corp. (a) ..............................     186,140
       500      Centex Corp. ...................................      18,781
     1,800      Central & South West Corp. .....................      42,075
     1,850      CenturyTel, Inc. ...............................      73,538
     1,400      Ceridian Corp. (a) .............................      45,763
     1,300      Champion International Corp. ...................      62,238
     9,300      Chase Manhattan Corp. ..........................     805,613
     7,500      Chevron Corp. ..................................     713,906
     2,000      Chubb Corp. ....................................     139,000
     2,200      CIGNA Corp. ....................................     195,800
     1,600      Cincinnati Financial Corp. .....................      60,100
     1,900      CINergy Corp. ..................................      60,800
     1,100      Circuit City Stores, Inc. ......................     102,300
    35,200      Cisco Systems, Inc. (a) ........................   2,270,400

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Schedule of Investments JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

    Shares                        Description                            Value
-------------   -----------------------------------------------   ------------------
    37,578      Citigroup, Inc. ...............................   $1,784,955
     3,800      Clear Channel Communications, Inc. (a) ........      261,963
     1,400      Clorox Co. ....................................      149,538
     1,000      CMS Energy Corp. ..............................       41,875
     2,200      Coastal Corp. .................................       88,000
    27,600      Coca-Cola Co. .................................    1,725,000
     4,400      Coca-Cola Enterprises, Inc. ...................      130,900
     3,300      Colgate-Palmolive Co. .........................      325,875
     1,150      Columbia Energy Group .........................       72,091
     6,800      Columbia/HCA Healthcare Corp. .................      155,125
     8,600      Comcast Corp. - Class A .......................      330,563
     1,400      Comerica, Inc. ................................       83,213
    19,283      Compaq Computer Corp. .........................      456,766
     6,250      Computer Associates International, Inc. .......      343,750
     1,900      Computer Sciences Corp. .......................      131,456
     4,200      Compuware Corp. (a) ...........................      133,613
     5,900      ConAgra, Inc. .................................      157,088
     3,467      Conseco, Inc. .................................      105,515
                Consolidated Edison Co. of New York,
     2,300      Inc. ..........................................      104,075
     1,000      Consolidated Natural Gas Co. ..................       60,750
       900      Consolidated Stores Corp. (a) .................       24,300
     1,200      Constellation Energy Group ....................       35,550
     1,000      Cooper Industries, Inc. .......................       52,000
       400      Cooper Tire & Rubber Co. ......................        9,450
     2,900      Corning, Inc. .................................      203,363
     2,600      Costco Cos., Inc. (a) .........................      208,163
     1,500      Countrywide Credit Industries .................       64,125
       400      Crane Co. .....................................       12,575
     1,500      Crown Cork & Seal Co., Inc. ...................       42,750
     2,200      CSX Corp. .....................................       99,688
       300      Cummins Engine, Inc. ..........................       17,138
     4,600      CVS Corp. .....................................      233,450
       800      Cyprus Amax Minerals Co. ......................       12,150
     2,086      Dana Corp. ....................................       96,080
     1,700      Danaher Corp. .................................       98,813
     1,400      Darden Restaurants, Inc. ......................       30,538
       500      Data General Corp. (a) ........................        7,281
     4,700      Dayton Hudson Corp. ...........................      305,500
     2,900      Deere & Co. ...................................      114,913
    28,800      Dell Computer Corp. (a) .......................    1,065,600
     6,873      Delphi Automotive Systems Corp. ...............      127,580
     1,600      Delta Air Lines, Inc. .........................       92,200
       700      Deluxe Corp. ..................................       27,256
       900      Dillard Department Stores, Inc. - Class A......       31,613
    23,300      Disney (Walt) Co. .............................      717,931
     2,218      Dollar General Corp. ..........................       64,322
     2,700      Dominion Resources, Inc. ......................      116,944
     1,400      Donnelley (R.R.) & Sons Co. ...................       51,888
     2,200      Dover Corp. ...................................       77,000
     2,600      Dow Chemical Co. ..............................      329,875
       900      Dow Jones & Co., Inc. .........................       47,756
     1,700      DTE Energy Co. ................................       68,000
    12,500      Du Pont (E.I.) de Nemours & Co. ...............      853,906
     4,200      Duke Energy Corp. .............................      228,375

    Shares                        Description                            Value
-------------   -----------------------------------------------   ------------------
     1,600      Dun & Bradstreet Corp. ........................   $   56,700
       200      Eastern Enterprises ...........................        7,950
       700      Eastman Chemical Co. ..........................       36,225
     3,500      Eastman Kodak Co. .............................      237,125
     1,000      Eaton Corp. ...................................       92,000
     1,200      Ecolab, Inc. ..................................       52,350
     4,500      Edison International ..........................      120,375
       300      EG&G, Inc. ....................................       10,688
     5,700      Electronic Data Systems Corp. .................      322,406
    11,100      EMC Corp. (a) .................................      610,500
     5,100      Emerson Electric Co. ..........................      320,663
     1,200      Engelhard Corp. ...............................       27,150
     3,900      Enron Corp. ...................................      318,825
     3,500      Entergy Corp. .................................      109,375
     1,400      Equifax, Inc. .................................       49,963
    27,000      Exxon Corp. ...................................    2,082,375
    11,400      Fannie Mae ....................................      779,475
     3,560      FDX Corp. (a) .................................      193,130
     2,500      Federated Department Stores, Inc. (a) .........      132,344
     7,800      Freddie Mac ...................................      452,400
     3,200      Fifth Third Bancorp ...........................      213,000
     4,600      First Data Corp. ..............................      225,113
    11,548      First Union Corp. .............................      542,756
     8,000      Firstar Corp. .................................      224,000
     2,200      FirstEnergy Corp. .............................       68,200
     6,800      Fleet Financial Group, Inc. ...................      301,750
       200      Fleetwood Enterprises, Inc. ...................        5,288
     1,100      Florida Progress Corp. ........................       45,444
     1,100      Fluor Corp. ...................................       44,550
       300      FMC Corp. .....................................       20,494
    13,300      Ford Motor Co. ................................      750,619
     2,200      Fort James Corp. ..............................       83,325
     2,200      Fortune Brands, Inc. ..........................       91,025
       200      Foster Wheeler Corp. ..........................        2,825
     2,000      FPL Group, Inc. ...............................      109,250
     3,100      Franklin Resources, Inc. ......................      125,938
                Freeport-McMoRan Copper & Gold, Inc. -
     1,600      Class B .......................................       28,700
     2,100      Frontier Corp. ................................      123,900
       800      Fruit of the Loom Inc. - Class A (a) ..........        7,800
     3,100      Gannet Co., Inc. ..............................      221,263
     9,825      Gap, Inc. .....................................      494,937
     1,700      Gateway 2000 (a) ..............................      100,300
     1,300      General Dynamics Corp. ........................       89,050
    36,500      General Electric Co. ..........................    4,124,500
     1,700      General Instrument Corp. (a) ..................       72,250
     1,600      General Mills, Inc. ...........................      128,600
     7,200      General Motors Corp. ..........................      475,200
     2,200      Genuine Parts Co. .............................       77,000
     2,200      Georgia-Pacific (Georgia Pacific Group) .......      104,225
    12,100      Gillette Co. ..................................      496,100
       600      Golden West Financial Group ...................       58,800
     1,100      Goodrich (B.F.) Co. ...........................       46,750
     1,900      Goodyear Tire & Rubber Co. ....................      111,744
     1,800      GPU, Inc. .....................................       75,938

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND


Schedule of Investments JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

    Shares                          Description                              Value
-------------   ---------------------------------------------------   ------------------
       500      Grace (W.R.) & Co. (a) ............................   $   9,187
     1,100      Grainger (W.W.) Inc. ..............................      59,194
       300      Great Atlantic & Pacific Tea Co., Inc. ............      10,144
       500      Great Lakes Chemical Corp. ........................      23,031
    11,000      GTE Corp. .........................................     833,250
     3,600      Guidant Corp. .....................................     185,175
     4,800      Halliburton Co. ...................................     217,200
       600      Harcourt General, Inc. ............................      30,938
     1,300      Harrah's Entertainment, Inc. (a) ..................      28,600
       800      Harris Corp. ......................................      31,350
     2,700      Hartford Financial Services Group, Inc. ...........     157,444
     2,100      Hasbro, Inc. ......................................      58,669
     1,100      HCR Manor Care, Inc. (a) ..........................      26,606
     5,200      HEALTHSOUTH Corp. (a) .............................      77,675
     4,200      Heinz (H. J.) Co. .................................     210,525
       400      Helmerich & Payne, Inc. ...........................       9,525
       900      Hercules, Inc. ....................................      35,381
     1,600      Hershey Foods Corp. ...............................      95,000
    11,500      Hewlett-Packard Co. ...............................   1,155,750
     2,700      Hilton Hotels Corp. ...............................      38,306
    16,300      Home Depot, Inc. ..................................   1,050,331
     2,400      Homestake Mining Co. ..............................      19,650
     1,500      Honeywell, Inc. ...................................     173,812
     5,607      Household International, Inc. .....................     265,616
     1,700      Humana, Inc. (a) ..................................      21,994
     1,940      Huntington Bancshares, Inc. .......................      67,900
     1,500      Ikon Office Solutions, Inc. .......................      22,500
     2,800      Illinois Tool Works, Inc. .........................     229,600
     3,900      IMS Health, Inc. ..................................     121,875
     1,800      Inco Ltd. ADR .....................................      32,400
     2,000      Ingersoll-Rand Co. ................................     129,250
    37,200      Intel Corp. .......................................   2,213,400
    20,600      International Business Machines Corp. .............   2,662,550
       900      International Flavors & Fragrances, Inc. ..........      39,937
     4,591      International Paper Co. ...........................     231,845
     1,400      Interpublic Group of Cos., Inc. ...................     121,275
       600      ITT Industries, Inc. ..............................      22,875
     1,100      Jefferson-Pilot Corp. .............................      72,806
    14,900      Johnson & Johnson Co. .............................   1,460,200
       800      Johnson Controls, Inc. ............................      55,450
       300      Jostens, Inc. .....................................       6,319
     1,300      Kansas City Southern Industries, Inc. .............      82,956
       400      Kaufman and Broad Home Corp. ......................       9,950
     4,200      Kellogg Co. .......................................     138,600
       736      Kerr-McGee Corp. ..................................      36,938
     5,500      KeyCorp ...........................................     176,687
     6,300      Kimberly-Clark Corp. ..............................     359,100
     1,100      King World Productions, Inc. (a) ..................      38,294
     1,100      KLA-Tencor Corp. (a) ..............................      71,363
     6,100      Kmart Corp. (a) ...................................     100,269
     1,100      Knight-Ridder, Inc. ...............................      60,431
     1,700      Kohl's Corp. (a) ..................................     131,219
     8,600      Kroger Co. (a) ....................................     240,262
     2,600      Laidlaw, Inc. ADR .................................      19,175
     1,300      Lehman Brothers Holdings, Inc. ....................      80,925

    Shares                          Description                              Value
-------------   ---------------------------------------------------   ------------------
    12,200      Lilly (Eli) & Co. .................................   $ 873,825
     2,188      Limited, Inc. .....................................      99,280
     2,400      Lincoln National Corp. ............................     125,550
       600      Liz Claiborne, Inc. ...............................      21,900
     4,700      Lockheed Martin Corp. .............................     175,075
     1,300      Loews Corp. .......................................     102,862
       200      Longs Drug Stores Corp. ...........................       6,913
     1,600      Louisiana-Pacific Corp. ...........................      38,000
     4,000      Lowe's Cos., Inc. .................................     226,750
     1,500      LSI Logic Corp. (a) ...............................      69,188
    33,360      Lucent Technologies, Inc. .........................   2,249,715
       700      Mallinckrodt, Inc. ................................      25,462
     2,600      Marriot International, Inc. - Class A .............      97,175
     3,050      Marsh & McLennan Cos., Inc. .......................     230,275
     4,100      Masco Corp. .......................................     118,387
     4,600      Mattel, Inc. ......................................     121,612
     4,250      May Department Stores Co. .........................     173,719
     1,000      Maytag Corp. ......................................      69,687
     1,300      MBIA, Inc. ........................................      84,175
     9,125      MBNA Corp. ........................................     279,453
       600      McDermott International, Inc. .....................      16,950
    15,300      McDonald's Corp. ..................................     632,081
     2,500      McGraw-Hill Cos., Inc. ............................     134,844
    20,412      MCI Worldcom, Inc. (a) ............................   1,756,708
     3,025      McKesson HBOC, Inc. ...............................      97,178
     1,000      Mead Corp. ........................................      41,750
     7,000      MediaOne Group, Inc. (a) ..........................     520,625
     6,700      Medtronic, Inc. ...................................     521,762
     5,600      Mellon Bank Corp. .................................     203,700
     2,000      Mercantile Bancorp, Inc. ..........................     114,250
    26,500      Merck & Co., Inc. .................................   1,961,000
       500      Meredith Corp. ....................................      17,312
     3,800      Merrill Lynch & Co., Inc. .........................     303,762
     1,000      MGIC Investment ...................................      48,625
     2,600      Micron Technology, Inc. (a) .......................     104,812
    56,400      Microsoft Corp. (a) ...............................   5,086,575
       300      Millipore Corp. ...................................      12,169
     4,700      Minnesota Mining & Manufacturing Co. ..............     408,606
     2,100      Mirage Resorts, Inc. (a) ..........................      35,175
     8,600      Mobil Corp. .......................................     851,400
     7,300      Monsanto Co. ......................................     287,894
     2,000      Morgan (J.P.) & Co., Inc. .........................     281,000
     6,400      Morgan Stanley, Dean Witter,
                Discover & Co. ....................................     656,000
     6,600      Motorola, Inc. ....................................     625,350
     4,000      Nabisco Group Holdings Corp. ......................      78,250
       500      Nalco Chemical Co. ................................      25,938
     3,900      National City Corp. ...............................     255,450
     2,200      National Semiconductor Corp. (a) ..................      55,688
       700      Navistar International Corp. (a) ..................      35,000
       800      Network Appliance, Inc. ...........................      44,700
     1,700      New Century Energies, Inc. ........................      65,981
     2,200      New York Times Co. - Class A ......................      80,987
     3,424      Newell Rubbermaid, Inc. ...........................     159,216
     1,900      Newmont Mining Corp. ..............................      37,762

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND


Schedule of Investments JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

    Shares                        Description                           Value
-------------   ----------------------------------------------   ------------------
     3,400      Nextel Communication, Inc. - Class A (a)......   $ 170,637
     1,300      Niagara Mohawk Power Corp. (a) ...............      20,881
       400      Nicor, Inc. ..................................      15,225
     3,400      Nike, Inc. - Class B .........................     215,262
     1,700      Nordstrom, Inc. ..............................      56,950
     4,600      Norfolk Southern Corp. .......................     138,575
     7,520      Nortel Networks Corp. ........................     652,830
     1,200      Northern States Power Co. ....................      29,025
     1,400      Northern Trust Corp ..........................     135,800
       900      Northrop Grumman Corp. .......................      59,681
     4,100      Novell, Inc. (a) .............................     108,650
     1,100      Nucor Corp. ..................................      52,181
     4,100      Occidental Petroleum Corp. ...................      86,612
     4,200      Office Depot, Inc. ...........................      92,662
     1,900      Omnicom Group, Inc. ..........................     152,000
       200      ONEOK, Inc. ..................................       6,350
    16,400      Oracle Corp. (a) .............................     608,850
       500      Owens Corning ................................      17,187
     1,400      Owens-Illinois, Inc. (a) .....................      45,762
     1,100      PACCAR, Inc. .................................      58,712
     3,200      PacifiCorp ...................................      58,800
     1,700      Paine Webber Group, Inc. .....................      79,475
     1,000      Pall Corp. ...................................      22,187
     3,000      Parametric Technology Corp. (a) ..............      41,625
     1,400      Parker-Hannifin Corp. ........................      64,050
     3,100      Paychex, Inc. ................................      98,812
     2,400      PECO Energy Co. ..............................     100,500
       600      PE Corp-PE Biosystems Group ..................      68,850
     3,100      Penney (J.C.) Co., Inc. ......................     150,544
       300      Peoples Energy Corp. .........................      11,306
     3,000      PeopleSoft, Inc. (a) .........................      51,750
       100      Pep Boys-Manny, Moe & Jack ...................       2,162
    16,900      PepsiCo, Inc. ................................     653,819
    14,400      Pfizer, Inc. .................................   1,580,400
     4,400      PG&E Corp. ...................................     143,000
     5,900      Pharmacia & Upjohn, Inc. .....................     335,194
       800      Phelps Dodge Corp. ...........................      49,550
    27,300      Philip Morris Cos., Inc. .....................   1,097,119
     2,600      Phillips Petroleum Co. .......................     130,812
     2,540      Pioneer Hi-Bred International, Inc. ..........      98,901
     3,300      Pitney Bowes, Inc. ...........................     212,025
     3,200      Placer Dome, Inc. ADR ........................      37,800
     3,300      PNC Bank Corp. ...............................     190,162
       700      Polaroid Corp. ...............................      19,337
       200      Potlatch Corp. ...............................       8,787
     1,260      PP&L Resources, Inc. .........................      38,745
     2,200      PPG Industries, Inc. .........................     129,937
     1,900      Praxair, Inc. ................................      92,981
    14,700      Procter & Gamble Co. .........................   1,311,975
       700      Progressive Corp. ............................     101,500
     1,300      Provident Cos., Inc. .........................      52,000
     1,750      Providian Financial Corp. ....................     163,625
     2,600      Public Service Enterprise Group, Inc. ........     106,275
       900      Pulte Corp. ..................................      20,756
     1,600      Quaker Oats Co. ..............................     106,200

    Shares                        Description                           Value
-------------   ----------------------------------------------   ------------------
     4,100      Ralston-Purina Group .........................   $ 124,794
     1,200      Raychem Corp. ................................      44,400
     3,800      Raytheon Co. - Class B .......................     267,425
       500      Reebok International, Ltd. (a) ...............       9,312
     2,800      Regions Financial Corp. ......................     107,625
     2,700      Reliant Energy, Inc. .........................      74,587
     1,400      Republic New York Corp. ......................      95,462
     1,000      Reynolds Metals Co. ..........................      59,000
     3,100      Rite Aid Corp. ...............................      76,337
     2,300      Rockwell International Corp. .................     139,725
     2,642      Rohm & Haas Co. ..............................     113,299
       700      Rowan Cos., Inc. (a) .........................      12,906
    24,100      Royal Dutch Petroleum Co. ADR ................   1,452,025
       300      Russell Corp. ................................       5,850
       600      Ryder System, Inc. ...........................      15,600
     1,800      SAFECO Corp. .................................      79,425
     5,700      Safeway, Inc. (a) ............................     282,150
    10,800      Sara Lee Corp. ...............................     245,025
    21,600      SBC Communications, Inc. .....................   1,252,800
    16,800      Schering-Plough Corp. ........................     890,400
     6,300      Schlumberger, Ltd. ...........................     401,231
     4,400      Schwab (Charles) Corp. .......................     483,450
       700      Scientific Atlanta, Inc. .....................      25,200
     2,600      Seagate Technology, Inc. (a) .................      66,625
     4,200      Seagram Co., Ltd. ADR ........................     211,575
     1,053      Sealed Air Corp. (a) .........................      68,313
     4,300      Sears, Roebuck & Co. .........................     191,619
     3,200      Sempra Energy ................................      72,400
     3,500      Service Corp. International ..................      67,375
       200      Shared Medical Systems Corp. .................      13,050
     1,700      Sherwin-Williams Co. .........................      47,175
     1,400      Sigma-Aldrich Corp. ..........................      48,212
     1,900      Silicon Graphics, Inc. (a) ...................      31,112
     1,900      SLM Holding Corp. ............................      87,044
       500      Snap-on, Inc. ................................      18,094
     3,000      Solectron Corp. (a) ..........................     200,062
     1,400      Sonat, Inc. ..................................      46,375
     8,200      Southern Co. .................................     217,300
     2,100      SouthTrust Corp. .............................      80,587
     4,100      Southwest Airlines Co. .......................     127,612
       100      Springs Industries, Inc. .....................       4,362
     9,800      Sprint Corp. .................................     517,562
     5,100      Sprint PCS (a) ...............................     291,337
       886      St. Jude Medical, Inc. (a) ...................      31,564
     3,112      St. Paul Cos., Inc. ..........................      98,987
       700      Stanley Works ................................      22,531
     5,350      Staples, Inc. (a) ............................     165,516
     2,000      State Street Corp. ...........................     170,750
     1,600      Summit Bancorp ...............................      66,900
       900      Sunoco, Inc. .................................      27,169
     8,700      Sun Microsystems, Inc. (a) ...................     599,212
     3,400      SunTrust Banks, Inc. .........................     236,087
     1,200      SUPERVALU, Inc. ..............................      30,825
     2,250      Synovus Financial Corp. ......................      44,719
     3,500      Sysco Corp. ..................................     104,344

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND


Schedule of Investments JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                    Description                       Value
---------- --------------------------------------------- --------------
  2,400    Tandy Corp. .................................  $    117,300
    400    Tektronix, Inc. .............................        12,075
  4,100    Tellabs, Inc. (a) ...........................       277,006
    500    Temple-Inland, Inc. .........................        34,125
  3,300    Tenet Healthcare Corp. (a) ..................        61,256
  2,000    Tenneco, Inc. ...............................        47,750
  6,200    Texaco, Inc. ................................       387,500
  4,300    Texas Instruments, Inc. .....................       623,500
  3,500    Texas Utilities Co. .........................       144,375
  1,900    Textron, Inc. ...............................       156,394
  1,400    Thermo Electron Corp. (a) ...................        28,087
    500    Thomas & Betts Corp. ........................        23,625
 13,500    Time Warner, Inc. ...........................       992,250
    700    Times Mirror Co. - Class A ..................        41,475
    500    Timken Co. ..................................         9,750
  3,900    TJX Cos., Inc. ..............................       129,919
  1,500    Torchmark Corp. .............................        51,187
  3,200    Toys 'R' Us, Inc. (a) .......................        66,200
  1,600    Transamerica Corp. ..........................       120,000
  1,200    Tribune Co. .................................       104,550
  1,900    Tricon Global Restaurants, Inc. (a) .........       102,837
  1,700    TRW, Inc. ...................................        93,287
    400    Tupperware Corp. ............................        10,200
  9,102    Tyco International, Ltd. ....................       862,414
    800    U.S. Airways Group, Inc. (a) ................        34,850
  8,600    U.S. Bancorp ................................       292,400
  2,800    Unicom Corp. ................................       107,975
  6,200    Unilever N.V. ADR ...........................       432,450
  1,600    Union Carbide Corp. .........................        78,000
  2,500    Union Pacific Corp. .........................       145,781
  2,600    Union Pacific Resources Group, Inc. .........        42,412
  1,200    Union Planters Corp. ........................        53,625
  2,600    Unisys Corp. (a) ............................       101,237
  2,000    United Healthcare Corp. .....................       125,250
  5,200    United Technologies Corp. ...................       372,775
  2,900    Unocal Corp. ................................       114,912
  1,800    UNUM Corp. ..................................        98,550
  5,938    US West, Inc. ...............................       348,857
  2,000    UST, Inc. ...................................        58,500
  3,500    USX-Marathon Group ..........................       113,969
  1,500    USX-U.S. Steel Group, Inc. ..................        40,500

  Shares                    Description                       Value
---------- --------------------------------------------- --------------
  1,200    V.F. Corp. ..................................  $     51,300
  7,700    Viacom, Inc. - Class B (a) ..................       338,800
  2,100    Wachovia Corp. ..............................       179,681
 11,600    Walgreen Co. ................................       340,750
 49,600    Wal-Mart Stores, Inc. .......................     2,393,200
  1,200    Watson Pharmaceuticals, Inc. (a) ............        42,075
  9,400    Warner Lambert Co. ..........................       652,125
  6,722    Washington Mutual, Inc. .....................       237,791
  6,697    Waste Management, Inc. ......................       359,963
    700    Wellpoint Health Networks, Inc.(a) ..........        59,412
 18,700    Wells Fargo & Co. ...........................       799,425
  1,300    Wendy's International, Inc. .................        36,806
    900    Westvaco Corp. ..............................        26,100
  2,400    Weyerhauser Co. .............................       165,000
    900    Whirlpool Corp. .............................        66,600
  1,100    Willamette Industries, Inc. .................        50,668
  5,100    Williams Cos., Inc. .........................       217,068
  1,500    Winn-Dixie Stores, Inc. .....................        55,406
    300    Worthington Industries, Inc. ................         4,931
  1,300    Wrigley, (WM.) Jr., Co. .....................       117,000
  7,600    Xerox Corp. .................................       448,875
                                                          ------------
TOTAL COMMON STOCKS (Cost $110,904,926)                    125,810,630
                                                          ------------


  Principal
   Amount
------------
             SHORT TERM INSTRUMENTS -- 4.49%
             U.S. TREASURY BILLS (C) -- 4.49%
 $   17,000  4.23%, 7/22/99 ..............                    16,958
    400,000  4.46%, 8/19/99 (b) ..........                   397,574
    599,000  4.21%, 8/26/99 ..............                   595,077
  2,669,000  4.51%, 9/16/99 ..............                 2,642,791
  2,322,000  4.61%, 9/30/99 ..............                 2,294,693
                                                         -----------
TOTAL SHORT TERM INSTRUMENTS (Cost $5,947,812)             5,947,093
                                                         -----------
TOTAL INVESTMENTS (Cost $116,852,738)--       99.43%     131,757,723
OTHER ASSETS IN EXCESS OF LIABILITIES --       0.57%         749,371
                                             ------      -----------
NET ASSETS ..............................    100.00%    $132,507,094
                                             ======     ============

----------
     (a) Non-Income producing security.
     (b) Pledged as collateral for open futures contracts.
     (c) Average yield at time of purchase.
     ADR American Depositary Receipt.

At June 30, 1999, the Fund's open futures contracts were as follows:

 NUMBER OF                                                                     NET
 CONTRACTS     CONTRACT     EXPIRATION       OPENING          CURRENT       UNREALIZED
 PURCHASED       TYPE          DATE          POSITION      MARKET VALUE        GAIN
-----------   ----------   ------------   -------------   --------------   -----------
     20        S&P 500       9/16/99      $6,727,495      $6,908,500       $181,005
                                          ==========      ==========       ========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND


Statement of Assets and Liabilities JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investments at value (cost $116,852,738)...................................     $ 131,757,723
 Cash ......................................................................             2,398
 Receivable for investment securities sold .................................           677,196
 Interest and dividends receivable .........................................           104,555
 Variation margin for futures contracts ....................................           125,000
 Deferred organizational costs and other assets ............................            14,058
                                                                                 -------------
   Total Assets                                                                    132,680,930
                                                                                 -------------
LIABILITIES:
 Invesments purchased ......................................................           125,438
 Investment advisory fee payable ...........................................            11,846
 Administration fee payable ................................................             5,338
 Trustees'/Directors fee payable ...........................................             2,035
 Custody fee payable .......................................................             1,211
 Other accrued expenses ....................................................            27,968
                                                                                 -------------
   Total Liabilities                                                                   173,836
                                                                                 -------------
NET ASSETS                                                                       $ 132,507,094
                                                                                 =============
COMPOSITION OF NET ASSETS:
 Paid-in-capital (9,296,926 outstanding shares of beneficial interest) .....     $ 116,343,576
 Undistributed net investment income .......................................           730,822
 Accumulated net realized gain on investments and futures contracts ........           346,703
 Net unrealized appreciation of investments and futures contracts ..........        15,085,993
                                                                                 -------------
TOTAL NET ASSETS                                                                 $ 132,507,094
                                                                                 =============
NET ASSET VALUE                                                                  $       14.25
                                                                                 =============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND


Statement of Operations FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
 Interest ......................................................................     $   117,438
 Dividends .....................................................................         541,696
                                                                                     -----------
   Total Investment Income .....................................................         659,134
                                                                                     -----------
EXPENSES:
 Advisory fees .................................................................          85,439
 Administration fees ...........................................................          43,459
 Custodian fees ................................................................          37,460
 Trustees fees .................................................................          14,179
 Professional fees .............................................................          14,158
 Printing fees .................................................................           7,519
 Fund accounting fees ..........................................................           4,908
 Transfer agent fees ...........................................................           3,626
 Amortization of organizational costs ..........................................           2,058
 Other .........................................................................           1,087
                                                                                     -----------
   Total expenses before waiver/reimbursement ..................................         213,893
   Less waiver/reimbursement by Advisor ........................................         (72,834)
   Less waiver by Administrator ................................................         (15,000)
                                                                                     -----------
   Total expenses net of waiver/reimbursement ..................................         126,059
                                                                                     -----------
NET INVESTMENT INCOME                                                                    533,075
                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments ..............................................         218,284
 Net realized gain on futures contracts ........................................          49,290
 Net change in unrealized appreciation (depreciation) on investments ...........       9,145,175
 Net change in unrealized appreciation (depreciation) on futures contracts .....         170,529
                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ................................       9,583,278
                                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................     $10,116,353
                                                                                     ===========


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND


Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                      SIX MONTHS ENDED
                                                                                       JUNE 30, 1999         YEAR ENDED
                                                                                        (UNAUDITED)       DECEMBER 31, 1998
                                                                                     -----------------   ------------------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:
 Net investment income ...........................................................     $    533,075        $     325,678
 Net realized gain on investments sold, futures contracts and foreign currency
  transactions ...................................................................          267,574            1,143,389
 Net change in unrealized appreciation (depreciation) of investments,
   assets and liabilities in foreign currency and futures contracts ..............        9,315,704            5,567,806
                                                                                       ------------        -------------
 Net increase in net assets resulting from operations ............................       10,116,353            7,036,873
                                                                                       ------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...........................................................               --             (167,871)
 Net realized gain on investments ................................................               --           (1,074,374)
                                                                                       ------------        -------------
 Total distributions .............................................................               --           (1,242,245)
                                                                                       ------------        -------------
SHARE TRANSACTIONS:
 Net proceeds from sale of shares ................................................       80,239,160           44,489,580
 Issued to shareholders in reinvestment of distributions .........................               --            1,242,246
 Costs of shares repurchased .....................................................       (7,539,769)         (13,595,227)
                                                                                       ------------        -------------
   Net increase in net assets from share transactions ............................       72,699,391           32,136,599
                                                                                       ------------        -------------
   Net increase in net assets ....................................................       82,815,744           37,931,227
                                                                                       ------------        -------------
NET ASSETS:
 Beginning of period .............................................................       49,691,350           11,760,123
                                                                                       ------------        -------------
 End of period ...................................................................     $132,507,094        $  49,691,350
                                                                                       ============        =============
 Undistributed net investment income .............................................     $    730,822        $     197,747
                                                                                       ============        =============


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND


Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period

                                                                          FOR THE SIX                         FOR THE PERIOD
                                                                          MONTHS ENDED                       OCTOBER 1, 1997(1)
                                                                         JUNE 30, 1999       YEAR ENDED           THROUGH
                                                                          (UNAUDITED)    DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                        --------------- ------------------- ------------------
NET ASSET VALUE, BEGINNING OF PERIOD ..................................     $ 12.73           $ 10.19           $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...............................................        0.03              0.07              0.03(2)
  Net realized and unrealized gain on investments
   and futures contracts ..............................................        1.49              2.84              0.16
                                                                            -------           -------           -------
  Net increase in net asset value from operations .....................        1.52              2.91              0.19
                                                                            -------           -------           -------
LESS DISTRIBUTIONS:
  Distributions from net investment income ............................          --            ( 0.05)                --
  Distributions from net realized gain on investments .................          --            ( 0.32)                --
                                                                            -------           -------           --------
   Total distributions ................................................          --            ( 0.37)                --
                                                                            -------           -------           --------
NET ASSET VALUE, END OF PERIOD ........................................     $ 14.25           $ 12.73           $ 10.19
                                                                            =======           =======           ========
TOTAL RETURN(4) .......................................................       11.94%            28.71%             1.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ...................................    $132,507           $49,691           $11,760
Ratios to average net assets:
  Net investment income including reimbursement/waiver ................        1.26%(3)          1.37%             1.51%(3)
  Net investment income (loss) excluding reimbursement/waiver .........        1.05%(3)          0.48%            (0.99%)(3)
  Operating expenses including reimbursement/waiver ...................        0.30%(3)          0.30%             0.30%(3)
  Operating expenses excluding reimbursement/waiver ...................        0.51%(3)          1.19%             2.78%(3)
Portfolio turnover rate ...............................................           1%               36%                7%

----------
(1) Commencement of operations.
(2) Based on average shares method.
(3) Annualized
(4) Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived the total return would have been lower.

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND




Notes to Financial Statements JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The BT Insurance Funds Trust (the "Trust"), is currently comprised of seven series: Equity 500 Index Fund, Small Cap Index Fund, EAFE Equity Index Fund, International Equity Fund, Small Cap Fund, U.S. Bond Index Fund, and the Managed Assets Fund. The Trust is an open-end management investment company which is registered under the Investment Company Act of 1940 as amended (the "Act"). The Trust was organized as a Massachusetts business trust on January 19, 1996.


The accompanying financial statements and financial highlights are those of the Equity 500 Index Fund, (the "Fund") which commenced operations on October 1, 1997.


B. SECURITY VALUATION
The portfolio's investments, which are traded on a recognized stock exchange or for which price quotations are available, are valued each business day on the basis of market valuations furnished by an independent pricing service approved by the Board of Trustees. Securities traded on national stock exchanges or other domestic exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Fund's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.


C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.


D. FUTURES CONTRACTS
The Fund may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund. Risks arise from possible illiquidity of the futures market and from movements in security values.


Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.


E. FEDERAL INCOME TAXES
The Fund intends to continue to elect to be treated as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of its net taxable income to shareholders. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.


F. EXPENSES
The Trust accounts separately for the assets, liabilities and operations of each of its Series. Expenses directly attributable to a Series are charged to that Series, while the expenses which are attributable to more than one Series of the Trust are allocated based upon the relative net assets of each Series.


G. ORGANIZATION COSTS
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years commencing on October 1, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.


H. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL GAINS Dividends from net investment income and net realized gains from investment transactions, if any, are distributed to shareholders annually.


Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

I. SHARES OF BENEFICIAL INTEREST
The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:

                               SIX MONTHS ENDED        YEAR ENDED
                                 JUNE 30, 1999      DECEMBER 31, 1998
                              ------------------   ------------------
                                    SHARES               SHARES
                              ------------------   ------------------
Shares sold                    5,954,093            3,833,114
Reinvestment of dividends              0              101,743
Shares redeemed                 (560,784)          (1,185,423)
                               ---------           ----------
Net increase                   5,393,309            2,749,434
                               =========           ==========

J. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the Fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the Fund for certain expenses so that the Fund's total operating expenses

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EQUITY 500 INDEX FUND


Notes to Financial Statements JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

will not exceed 0.30% of average daily net assets. For the six months ended June 30, 1999, the gross Advisory fee and waiver were as follows:

 GROSS ADVISORY    ADVISORY FEES
      FEES            WAIVED
---------------   --------------
  $    85,439         $72,834

First Data Investor Services Group, Inc. ("Investor Services Group") serves as Administrator and Transfer Agent of the Trust. For services rendered as the Trust's Administrator, Investor Services Group receives the following fees, accrued daily, and paid monthly.


                     ADMINISTRATION FEES
-------------------------------------------------------------
 FEE % OF THE TRUST'S
   DAILY NET ASSETS            AVERAGE DAILY NET ASSETS
---------------------   -------------------------------------
        0.02  %                    up to $2 billion
        0.01  %          over $2 billion and up to $5 billion
        0.0075%                     over $5 billion

Investor Services Group also receives a $70,000 flat fee per year, per Series of the Trust, paid monthly.


Investor Services Group waived $15,000 of its fees for the six months ended June 30, 1999.


The Trust does not compensate its officers or affiliated trustees. Each independent trustee is paid $1,250 per Board of Trustees meeting attended and a quarterly retainer of $2,500.


NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from the sale of investments, other than short-term obligations, for the six months ended June 30, 1999, were $68,814,305 and $901,239, respectively.

The aggregate gross unrealized appreciation and depreciation for all securities as computed on a federal income tax basis, at June 30, 1999 is as follows:


 APPRECIATION      DEPRECIATION           NET              COST
--------------   ----------------   --------------   ---------------
$16,817,427      $(1,912,442)       $14,904,985      $116,852,738

NOTE 4 -- OTHER INFORMATION
On November 30, 1998, BT Corporation, Deutsche Bank, A.G. ("Deutsche Bank") and Circle Acquisition Corporation entered into an Agreement and Plan of Merger (the "Merger Agreement"). Pursuant to the terms of the Merger Agreement, Circle Acquisition Corporation, a wholly-owned New York subsidiary of Deutsche Bank, merged with and into BT Corporation on June 4, 1999, with BT Corporation continuing as the surviving entity (the "Merger"). Under the terms of the Merger, each outstanding share of BT Corporation common stock was converted into the right to receive $93 in cash, without interest. Since the Merger, BT Corporation, along with its affiliates, has continued to offer the range of financial products and services, including investment advisory services, that it offered prior to the Merger.


As a result of the Merger, BT Corporation became a wholly-owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, funds management companies, mortgage banks and a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies. At March 31, 1999, the Deutsche Bank Group had total assets of US $727 billion. The Deutsche Bank Group's capital and reserves at March 31, 1999 were US $19.6 billion.

BT INSURANCE FUNDS TRUST

EQUITY 500 INDEX FUND



INVESTMENT ADVISOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

ADMINISTRATOR AND TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP, INC.
3200 Horizon Drive
King of Prussia, PA 19406

DISTRIBUTOR
FIRST DATA DISTRIBUTORS, INC.
4400 Computer Drive
Westborough, MA 01581

CUSTODIAN
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
2001 Market Street
Philadelphia, PA 19103

COUNSEL
WILLKIE FARR & GALLAGHER
787 Seventh Avenue
New York, NY 10019




                              -------------------
            For information on how to invest, shareholder account information and current price and yield information, please contact your insurance company representative. This report must be preceded or accompanied by a current prospectus for the Fund.
                              -------------------

                                          Equity 500 Index Fund Cusip #05576E607
                                                              INSEQ500200 (6/99)